RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 19, 2017	Nov. 30, 2015	Jul. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 486,426,000		$ 397,815,000
Less: Amounts included in current restricted cash and short-term deposits	(332,033,000)		(222,265,000)
Long-term restricted cash	154,393,000		175,550,000
Minimum consolidated cash balances	50,000,000
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner				$ 300,000,000.0	$ 400,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	82,863,000		58,351,000
Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	691,000		99,000
Bank Guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	174,597,000		174,737,000	$ 57,200,000	$ 305,000,000
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	176,428,000		130,063,000
Line of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	17,657,000		33,752,000
Line of Credit | Margin Loan Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	33,413,000		0
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	777,000		$ 813,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 82,900,000
Collateral required under share repurchase agreement, percentage of total purchase price	20.00%
Secured Debt | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity	$ 700,000,000
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity	$ 1,125,000,000.000					$ 1,125,000,000.000
Scenario, Forecast | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner		$ 250,000,000.0